Annual Fund Operating Expenses - Elfun Government Money Market Fund - Elfun Government Money Market Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.29%